SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
Disclosure Of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following describes the principal accounting policies adopted in the preparation of these consolidated financial statements.
2.1.    Basis of Preparation
These consolidated financial statements of LATAM Airlines Group S.A. and Subsidiaries as of December 31, 2024 and 2023, have been prepared in accordance with the International Financial Reporting Standards as issued by the International Accounting Standards Board (IFRS Accounting Standards) and with the interpretations issued by the International Financial Reporting Standards Interpretations Committee (IFRIC IC).
The consolidated financial statements have been prepared under the historic-cost criterion, although modified by the valuation at fair value of certain financial instruments.
The preparation of the consolidated financial statements in accordance with IFRS Accounting Standards requires the use of certain critical accounting estimates. It also requires management to use its judgment in applying the Company’s accounting policies. Note 4 describe the areas that imply a greater degree of judgment or complexity or the areas where the assumptions and estimates are significant to the consolidated financial statements.
These consolidated financial statements have been prepared in accordance with the accounting policies used by the Company in the preparation of the 2023 consolidated financial statements, except for the standards and interpretations adopted as of January 1, 2024.
(a)Application of new standards for the year 2024 :
Accounting pronouncements with implementation effective from January 1, 2024:

	Issuance Date	Effective Date:
(i) Standards and amendments

Amendment to IAS 1: Presentation of financial statements, on classification of liabilities.	January 2020	01/01/2024

Amendment to IAS 1: Presentation of financial statements, on noncurrent liabilities with covenants.	October 2022	01/01/2024

Amendment to IFRS 16: Leases, on sales with leaseback.	September 2022	01/01/2024

Amendments to IAS 7 "Statement of cash flows" and IFRS 7 "Financial Instruments: Information to be Disclosed"	May 2023	01/01/2024

The application of these accounting standards as of January 1, 2024, had no significant effect on the Company’s consolidated financial statements.

(b)Accounting pronouncements not in force for the financial year beginning on January 1, 2024:

	Issuance Date	Effective Date:
(i) Standards and amendments

Amendments to IAS 21: Lack of Exchangeability	August 2023	01/01/2025

IFRS 18: Presentation and disclosures in the financial statements	April 2024	01/01/2027

Amendment to IFRS 9 and IFRS 7: Classification and Measurement of Financial Instruments	May 2024	01/01/2026

IFRS 19 Subsidiaries without Public Accountability: Disclosures	May 2024	01/01/2027

The Company's management is evaluating the impacts that the application of IFRS 18 Presentation and disclosures in the financial statements; and the amendments to IFRS 9 and IFRS 7 may have on the consolidated financial statements. Where it is estimated that the adoption of the amendments to IAS 21 and IFRS 19 Subsidiaries without Public Liability: Disclosures, will not have significant effects on the company's consolidated financial statements in the year of its first adoption.
(c)Chapter 11 Filing and Exit

Chapter 11 Filing and Procedure: Due to the effects on the operation of the restrictions established in the countries to control the effects of the COVID-19 pandemic, on May 25, 2020 the Board of LATAM Airlines Group S.A. (“LATAM Parent”) resolved unanimously that LATAM Parent and some its subsidiaries should initiate a reorganization process in the
United States of America according to the rules established in the Bankruptcy Code by filing a voluntary petition for relief in accordance with the same, which petition was submitted on May 26, 2020 and was jointly administered under Case Number 20- 11254. Subsequently, Piquero Leasing Limited (July 7, 2020) and TAM S.A. and its subsidiaries in Brazil (July 9, 2020) joined the process (the voluntary petitions, collectively, the “Bankruptcy Filing” and each LATAM entity that filed a petition, a “Debtor” and jointly, the “Debtors”).

As part of their overall reorganization process, while the Chapter 11 proceedings were outstanding the Debtors sought and received relief in certain non-U.S. jurisdictions (i.e., Cayman Islands, Chile and Colombia).

The Bankruptcy Filing for each of the Debtors was jointly administered under the caption “In re LATAM Airlines Group S.A. et al.” Case Number 20-11254. On June 18, 2022, the Bankruptcy Court issued a memorandum decision approving the Debtors’ joint plan of reorganization (the “Plan”) and rejecting all remaining objections and entered an order confirming the Plan (the “Confirmation Order”). On November 3, 2022 (the “Effective Date”), the Plan was substantially consummated and each of the Debtors emerged from the Chapter 11 proceedings as “Reorganized Debtors”. Thereafter, the Reorganized Debtors were permitted to operate their businesses and manage their properties without supervision of the Bankruptcy Court and free of the restrictions of the Bankruptcy Code.

Pursuant to the Plan, the Company received an infusion of approximately US$8.19 billion through a mix of new equity, convertible notes and debt, which enabled the Company to exit Chapter 11 with appropriate capitalization to effectuate its business plan. Upon emergence, the Company had total debt of approximately US$6.8 billion, cash and cash equivalents of approximately US$1.1 billion and revolving undrawn facilities in the amount of US$1.1 billion.

Pursuant to the Plan and Backstop Agreements, between October and November 2022, LATAM obtained secured priority DIP and exit debt for a total amount of US$2.75 billion, structures as follows: (i) a new revolving credit line facility of up to US$500 million (the “Revolving Credit Facility”), (ii) and new term loan B for US$1.1 billion (the “Term Loan”); (iii) notes issued pursuant to Rule 144A and Regulation S of the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933 of the United States of America (the “U.S. Securities Act”) for a total amount of US$450 million and with a scheduled maturity date in 2027 (the “2027 Notes” ); and (iv) bonds issued pursuant to Rule 144A and Regulation S of the SEC under the US Securities Law for a total amount of US$700 million and whit a scheduled maturity date in 2029 (the “2029 Notes”, and together with the Revolving Credit Facility, the Term Loan, and the 2027 Notes, the “Exit Financing"). All the debt instruments comprising the Exit Financing are secured equally and ratably with the same collateral comprised of certain assets of LATAM Parent and its subsidiaries that are obligors under such instruments.

As is usual in this types of restructurings, the Chapter 11 proceedings docket remained open after the Effective Date to complete the conciliation process for certain claims that were still pending as of such date, as well as to resolve certain administrative matters.

On June 29, 2023, the Bankruptcy Court issued a final decree of the Chapter 11 proceedings ordering the closure of Case Number 20-11254 and its file (the “Final Decree”). The foregoing, as a result of the resolution of substantially all remaining issues of the Chapter 11 proceedings and all appeals of the Confirmation Order.

Subsequent to the Effective Date, the Exit Financing has been subject to the following amendments:

1.The Revolving Credit Facility has been amended on two occasions.

a.First, as reported by material fact dated July 15, 2024, the Revolving Credit Facility was modified in order to, among other things, (i) extend the scheduled maturity date from November 2026 to July 15, 2029; provided, however, that it will be payable in advance earlier on the date that is 180 days prior to the maturity date of any of the outstanding financings that share collateral with the Revolving Credit Facility, to the extent that as of that date, such other financings have not been refinanced or deferred; (ii) increase the amount of the Revolving Credit Facility from US$500 million to US$750 million; (iii) eliminate references to the Chapter 11 proceedings; (iv) include additional financiers to the Revolving Credit Line; and (v) modify certain commercial conditions of the Revolving Credit Facility in relation to interest rates and fees and

b.In second place, the Revolving Credit Facility was modified on October 7, 2024,to, among other things, amend certain covenants and incorporate certain provisions relates to certain collateral release events described below.

2. 2030 Notes and Refinancing of the 2027 Notes and the Term Loan
As reported through material fact dated October 1, 2024 and October 15, 2024, on October 15, 2024, LATAM Parent issued and placed in international markets, secured notes for a principal amounts of US$1.4 billion, at an annual interest rate of 7.875% and maturing in the year 2030 (the “2030 Bonds”), under the Rule 144-A and SEC Regulation S, under the US Securities Act. The Notes are considered Exit Financing and, thus, are secured with the same collateral of the other instruments comprising the Exit Financing. Additional, the 2030 Notes' indenture also includes provisions related to certain collateral release events described below.

The proceeds obtained from issuance of the 2030 Notes, together with the additional available cash of LATAM Parent of US$200 million, were used to pay in full and terminate the Term Loan and 2027 Notes.

If any, the remainder of the funds obtained under the 2030 Bonds and the cash reserves currently maintained by LATAM Parent must be used for working capital and other general corporate purposes.

As a result of the above, there was an impact on expenses in the consolidated income statement for an approximate amount of US$134 million, of which US$45 million directly impacted cash during the fourth quarter of 2024.

3.     Additional Collateral Release

The Revolving Credit Facility and the 2030 Notes indenture include substantially the same provisions under which LATAM Parent may in the future, and after satisfying certain conditions, release the liens over certain collateral, including the cargo-business assets, the gates and slots. Any such collateral release is subject to numerous conditions, including that (a) after giving pro forma effect to the release, the asset coverage ratio set forth in those instruments is not less than 1.6x and (b) the release is permitted under all Exit Financings (and any junior debt secured by the same collateral) and, after giving effect to such release, the released collateral does no longer secure any such secured debts.

The referred collateral release provisions have not been included yet in the 2029 Notes indenture and, thus, any such release cannot be implemented until either the 2029 Notes indenture is amended to include such provisions or the 2029 Notes are paid in full.
2.2.    Basis of Consolidation
(a)    Subsidiaries

Subsidiaries are all the entities (including special-purpose entities) over which the Company has the power to control the financial and operating policies, which are generally accompanied by a holding of more than half of the voting rights. In evaluating whether the Company controls another entity, the existence and effect of potential voting rights that are currently exercisable or convertible at the date of the consolidated financial statements are considered. The subsidiaries are consolidated from the date on which control is passed to the Company and they are excluded from the consolidation on the date they cease to be so controlled. The results and cash are incorporated from the date of acquisition.

Balances, transactions and unrealized gains on transactions between the Company’s entities are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment loss of the asset transferred. When necessary, in order to ensure uniformity with the policies adopted by the Company, the accounting policies of the subsidiaries are modified.

To account for and identify the financial information to be disclosed when carrying out a business combination, such as the acquisition of an entity by the Company, the acquisition method provided for in IFRS 3: Business combinations is used.

(b)    Transactions with non-controlling interests

The Group applies the policy of considering transactions with non-controlling interests, when not related to the loss of control, as equity transactions without an effect on income.
(c)    Sales of subsidiaries

When a subsidiary is sold and a percentage of participation is not retained, the Company derecognizes the assets and liabilities of the subsidiary, the non-controlling interest and other components of equity related to the subsidiary. Any gain or loss resulting from the loss of control is recognized in the consolidated income statement by function within Other gains (losses).

If LATAM Airlines Group S.A. and Subsidiaries retain an ownership of participation in the disposed subsidiary which does not represent control, this is recognized at fair value on the date that control is lost and the amounts previously recognized in Other comprehensive income are accounted as if the Company had disposed directly the assets and related liabilities, which can cause these amounts to be reclassified to profit or loss. The percentage retained valued at fair value is subsequently accounted using the equity method.

(d)    Investees or associates

Investees or associates are all entities over which LATAM Airlines Group S.A. and Subsidiaries have significant influence but have no control. This usually arises from holding between 20% and 50% of the voting rights. Investments in associates are booked using the equity method and are initially recognized at their cost.
2.3.    Foreign currency transactions
(a)    Presentation and functional currencies

The items included in the financial statements of each of the entities of LATAM Airlines Group S.A. and its Subsidiaries are valued using the currency of the main economic environment in which the entity operates (the functional currency). The functional currency of LATAM Airlines Group S.A. is the United States Dollar, which is also the presentation currency of the consolidated financial statements of LATAM Airlines Group S.A. and Subsidiaries.

(b)    Transactions and balances

Foreign currency transactions are translated to the functional currency using the exchange rates on the transaction dates. Foreign currency gains and losses resulting from the liquidation of these transactions and from the translation at the closing exchange rates of the monetary assets and liabilities denominated in foreign currency are shown in the consolidated statement of income by function except when deferred in Other comprehensive income as qualifying cash flow hedges.

(c)    Adjustment due to hyperinflation

After July 1, 2018, the Argentine economy was considered, for purposes of IFRS Accounting Standards, hyperinflationary. The consolidated financial statements of the subsidiaries whose functional currency is the Argentine Peso have been restated.

The non-monetary items of the statement of financial position as well as the income statement, comprehensive income and cash flows of the group's entities, whose functional currency corresponds to a hyperinflationary economy, are adjusted for inflation and re-expressed in accordance with the variation of the consumer price index ("CPI"), at each presentation date of its financial statements. The re-expression of non-monetary items is made from the date of initial recognition in the statements of financial position and considering that the financial statements are prepared under the historical cost criterion.

Net losses or gains arising from the re-expression of non-monetary ítems and income and costs are recognized in the consolidated income statement under "Result of indexation units".

Net gains and losses on the re-expression of opening balances due to the initial application of IAS 29 were recognized in the consolidated retained earnings.

Re-expression due to hyperinflation will be recorded until the period or exercise in which the economy of the entity ceases to be considered as a hyperinflationary economy. At that time, the adjustments made by hyperinflation will be part of the cost of non-monetary assets and liabilities.

The comparative amounts in the consolidated financial statements of the Company are presented in a stable currency and are not adjusted for subsequent changes in the price level or exchange rates.

(d)    Group entities

The results and the financial situation of the Group's entities, whose functional currency is different from the presentation currency of the consolidated financial statements, of LATAM Airlines Group S.A., which does not correspond to the currency of a hyperinflationary economy, are converted into the currency of presentation as follows:

(i)    Assets and liabilities of each consolidated statement of financial position presented are translated at the closing exchange rate on the consolidated statement of financial position date;

(ii)    The revenues and expenses of each income statement account are translated at the exchange rates prevailing on the transaction dates, and

(iii)    All the resultant exchange differences by conversion are shown as a separate component in other comprehensive income, within "Gain (losses) from exchange rate difference, before tax".

For those subsidiaries of the group whose functional currency is different from the presentation currency and corresponds to the currency of a hyperinflationary economy; its restated results, cash flow and financial situation are converted to the presentation currency at the closing exchange rate on the date of the consolidated financial statements.

The exchange rates used correspond to those fixed in the country where the subsidiary is located, whose functional currency is different to the U.S. dollar.
2.4.    Property, plant and equipment

The land of LATAM Airlines Group S.A. and its Subsidiaries, are recognized at cost less any accumulated impairment loss. The rest of the Property, plant and equipment are recorded, both at their initial recognition and their subsequent measurement, at their historical cost, restated for inflation when appropriate, less the corresponding depreciation and any loss due to impairment.

The amounts of advances paid to the aircraft manufacturers are capitalized by the Company under Construction in progress until they are received.

Subsequent costs (replacement of components, improvements, extensions, etc.) are included in the value of the initial asset or are recognized as a separate asset, only when it is probable that the future economic benefits associated with the elements of property, plant and equipment, will flow to the Company and the cost of the item can be determined reliably. The value of the replaced component is written off. The rest of the repairs and maintenance are charged to income when they are incurred.

The depreciation of the Property, plant and equipment is calculated using the linear method over their estimated technical useful lives; except in the case of certain technical components which are depreciated on the basis of cycles and hours flown. This charge is recognized in the captions "Cost of sale" and "Administrative expenses".

The residual value and the useful life of assets are reviewed and adjusted, if necessary, once a year. Useful lives are detailed in Note 16 (d).

When the value of an asset exceeds its estimated recoverable amount, its value is immediately reduced to its recoverable amount.

Losses and gains from the sale of property, plant and equipment are calculated by comparing the consideration with the book value and are included in the consolidated statement of income.
2.5.    Intangible assets other than goodwill

(a)     Airport slots and Loyalty program

Airport slots and the Loyalty program correspond to intangible assets with indefinite useful lives and are annually tested for impairment as an integral part of the CGU Air Transport.

Airport Slots correspond to an administrative authorization to carry out operations of arrival and departure of aircraft, at a specific airport, within a certain period of time.

The Loyalty program corresponds to the system of accumulation and exchange of points that is part of TAM Linhas Aereas S.A.

(b)    Computer software

Licenses for computer software acquired are capitalized on the basis of the costs incurred in acquiring them and preparing them for using the specific software. These costs are amortized over their estimated useful lives, for which the Company has defined useful lives between 3 and 10 years .

Expenses related to the development or maintenance of computer software which do not qualify for capitalization, are shown as an expense when incurred. The personnel costs and other costs directly related to the production of unique and identifiable computer software controlled by the Company, are shown as intangible Assets other than Goodwill when they have met all the criteria for capitalization.
2.6.    Borrowing costs
Interest costs incurred for the construction of any qualified asset are capitalized over the time necessary for completing and preparing the asset for its intended use. Other interest costs are recognized in the consolidated statement of income by function when accrued.
2.7.    Losses for impairment of non-financial assets
Intangible assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Assets subject to amortization are tested for impairment losses whenever any event or change in circumstances indicates that the carrying amount may not be recoverable. An impairment loss is recognized for the excess of the carrying amount of the asset over its recoverable amount. The recoverable amount is the fair value of an asset less the costs of sale or the value in use, whichever is greater. For the purpose of evaluating impairment losses, assets are grouped at the lowest level for which there are largely independent cash inflows (cash generating unit. Non-financial assets, other than goodwill, that would have suffered an impairment loss are reviewed if there are indicators of reversal of losses. Impairment losses are recognized in the consolidated statement of income by function under "Other gains (losses)".
2.8.    Financial assets
The Company classifies its financial assets in the following categories: at fair value (either through other comprehensive income, or through gains or losses), and at amortized cost. The classification depends on the business model of the entity to manage the financial assets and the contractual terms of the cash flows.

The group reclassifies debt investments when, and only when, it changes its business model to manage those assets.

In the initial recognition, the Company measures a financial asset at its fair value plus, in the case of a financial asset classified at amortized cost, the transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets accounted for at fair value through profit or loss are recorded as expenses in the consolidated statement of income by function.

(a)      Debt instruments
The subsequent measurement of debt instruments depends on the group's business model to manage the asset and cash flow characteristics of the asset. The Company has two measurement categories in which the group classifies its debt instruments:

Amortized cost: the assets held for the collection of contractual cash flows where those cash flows represent only payments of principal and interest are measured at amortized cost. A gain or loss on a debt investment that is subsequently measured at amortized cost and is not part of a hedging relationship is recognized in income when the asset is derecognized or impaired. Interest income from these financial assets is included in financial income using the effective interest rate method.

Fair value through profit or loss: assets that do not meet the criteria of amortized cost or fair value through other comprehensive income are measured at fair value through profit or loss. A gain or loss on a debt investment that is subsequently measured at fair value through profit or loss and is not part of a hedging relationship is recognized in profit or loss and is presented net in the consolidated statement of income by function within other gains / (losses) in the period or exercise in which it arises.

(b)      Equity instruments

Changes in the fair value of financial assets at fair value through profit or loss are recognized in other gains / (losses) in the consolidated statement of income by function as appropriate.

The Company evaluates in advance the expected credit losses associated with its debt instruments recorded at amortized cost. The applied impairment methodology depends on whether there has been a significant increase in credit.
2.9.    Derivative financial instruments and embedded derivatives
Derivative financial instruments and hedging activities
Initially at fair value on the date on which the derivative contract was made and are subsequently valued at their fair value. The method to recognize the resulting loss or gain depends on whether the derivative designated as a hedging instrument and, if so, the nature of the item being hedged.

The Company designates certain derivatives as:
(a) Hedge of an identified risk associated with a recognized liability or an expected highly- probable transaction (cash-flow hedge), or
(b)      Derivatives that do not qualify for hedge accounting.
At the beginning of the transaction, the Company documents the economic relationship between the hedged items existing between the hedging instruments and the hedged items, as well as its objectives for risk management and the strategy to carry out various hedging operations. The Company also documents its assessment, both at the beginning and on an ongoing basis, as to whether the derivatives used in the hedging transactions are highly effective in offsetting the changes in the fair value or cash flows of the items being hedged.
The total fair value of the hedging derivatives is booked as Other non-current financial asset or liability if the remaining maturity of the item hedged is over 12 months, and as an Other current financial asset or liability if the remaining term of the item hedged is less than 12 months. Derivatives not booked as hedges are classified as Other financial assets or liabilities.
(a) Cash flow hedges
The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is shown in the statement of other comprehensive income. The loss or gain relating to the ineffective portion is recognized immediately in the consolidated statement of income by function under other gains (losses). Amounts accumulated in equity are reclassified to profit or loss in the periods or exercise when the hedged item affects profit or loss. When these amounts correspond to hedging derivatives of highly probable items that give rise to non-financial assets or liabilities, in which case, they are recorded as part of the non-financial assets or liabilities.
For fuel price hedges, the amounts shown in the statement of other comprehensive income are reclassified to results under the line-item Cost of sales to the extent that the fuel subject to the hedge is used.
Gains or losses related to the effective part of the change in the intrinsic value of the options are recognized in the cash flow hedge reserve within equity. Changes in the time value of the options related to this part are recognized within Other Consolidated Comprehensive Income in the costs of the hedge reserve within equity.
When a hedging instrument matures, is sold, or fails to meet the requirements to be accounted for as a hedge, any gain or loss accumulated in the statement of Other comprehensive income until that moment, remains in the statement of other comprehensive income and is reclassified to the consolidated statement of income when the hedged transaction is finally recognized.
When it is expected that the hedged transaction is no longer going to occur, the gain or loss accumulated in the statement of other comprehensive income is taken immediately to the consolidated statement of income by function as “Other gains (losses)”.
(b) Derivatives not booked as a hedge
The changes in fair value of any derivative instrument that is not booked as a hedge are shown immediately in the consolidated statement of income in “Other gains (losses)”.

Embedded derivatives
The Company assesses the existence of embedded derivatives in financial instrument contracts. Derivatives embedded in non-derivative host contracts are treated as separate derivatives when they meet the definition of a derivative, their risks and characteristics are not closely related to those of the host contracts and the contracts are not measured at FVTPL as a whole. LATAM Airlines Group S.A. has determined that no embedded derivatives currently exist.
2.10.    Inventories
Inventories, are shown at the lower of cost and their net realizable value. The cost is determined on the basis of the weighted average cost method (WAC). The net realizable value is the estimated selling price in the normal course of business, less estimated costs necessary to make the sale.
2.11.    Trade and other accounts receivable
Commercial accounts receivable are initially recognized at their fair value and subsequently at their amortized cost in accordance with the effective rate method, less the provision for impairment according to the model of the expected credit losses. The Company applies the simplified approach permitted by IFRS 9, which requires that expected lifetime losses be recognized upon initial recognition of accounts receivable.

In the event that the Company transfers its rights to any financial asset (generally accounts receivable) to a third party in exchange for a cash payment, the Company evaluates whether all risks and rewards have been transferred, in which case the account receivable is derecognized.

The existence of significant financial difficulties on the part of the debtor, the probability that the debtor goes bankrupt or financial reorganization are considered indicators of a significant increase in credit risk.

The carrying amount of the asset is reduced as the provision account is used and the loss is recognized in the consolidated income statement under "Cost of sales". When an account receivable is written off, it is regularized against the provision account for the account receivable.
2.12.    Cash and cash equivalents
Cash and cash equivalents include cash and bank balances, time deposits in financial institutions, and other short-term and highly liquid investments and a low risk of loss of value.
2.13.    Capital
The common shares are classified as net equity.

Incremental costs directly attributable to the issuance of new shares or options are shown in net equity as a deduction from the proceeds received from the placement of shares.
2.14.    Trade and other accounts payables
Trade payables and other accounts payable are initially recognized at fair value and subsequently at amortized cost.
2.15.    Interest-bearing loans
Financial liabilities are shown initially at their fair value, net of the costs incurred in the transaction. Later, these financial liabilities are valued at their amortized cost; any difference between the proceeds obtained (net of the necessary arrangement costs) and the repayment value, is shown in the consolidated statement of income during the term of the debt, according to the effective interest rate method.
Financial liabilities are classified in current and non-current liabilities according to the contractual payment dates of the nominal principal and compliance with contractual agreements at the closing date of these financial statements.

Convertible Notes

The component parts of the convertible notes issued by LATAM Airlines Group S.A. are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

At the date of issue, the fair value of the liability component is estimated using the prevailing market interest rate for similar non-convertible instruments. This amount is recorded as a liability on an amortized cost basis using the effective interest method until extinguished upon conversion or at the instrument’s maturity date. The conversion option classified as equity is determined by the deducting the amount of the liability component from the fair value of the compound instrument as a whole. This is recognized and included in other equity, net of income tax effects. and is not subsequently remeasured. In addition, the conversion option classified as equity will remain in other equity until the conversion option is exercised, in which case, the balance recognized in other equity will be transferred to share capital. Where the conversion option remains unexercised at maturity date of the convertible bond, the balance recognized in other equity will be transferred to retained earnings. No gain or loss is recognized in profit or loss upon conversion or expiration of the conversion option.

Transaction costs that relate to the issue of the convertible notes are allocated to the liability and equity components in proportion to the allocation of the gross proceeds. Transaction costs relating to the equity component are charged directly to equity.
2.16.    Current and deferred taxes

The tax expense for the period or exercise comprises income and deferred taxes.

The current income tax expense is calculated based on tax laws enacted at the date of the statement of financial position, in the countries in which the subsidiaries and associates operate and generate taxable income.
Deferred taxes are recognized on the temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. When deferred taxes arise from the initial recognition of a liability or an asset in a transaction other than a business combination, which at the time of the transaction does not affect either the accounting result or the tax profit or loss, they are recorded. Deferred tax is determined using the tax rates (and laws) that have been enacted or substantially enacted at the date of the consolidated statements of financial position and are expected to apply when the related deferred tax asset is realized or the deferred tax liability discharged.

Deferred tax assets are recognized only to the extent it is probable that the future taxable profit will be available against which the temporary differences can be utilized.

The tax (current and deferred) is recognized in the statement of income by function, unless it relates to an item recognized in other comprehensive income, directly in equity or arises from a business combination. In this case the tax is also recognized in other comprehensive income or, directly in the statement of income by function, respectively.

Deferred tax assets and liabilities are offset if, and only if:

(a) there is a legally enforceable right to set off current tax assets and liabilities, and
(b) the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on either: (i) the same taxable entity, or (ii) different taxable entities which intend to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

LATAM Airlines Group S.A has evaluated the potential impact derived from the implementation of the so-called “GloBE or Pillar Two rules”, through which multinational groups are expected to pay a minimum effective tax rate of 15%. Based on the analysis carried out, we have concluded that, either because they fall outside the scope of the GloBE Rules (as they do not meet the criteria to be considered a “Constituent Entity” for the purposes of the Pillar) or they are located in jurisdictions that do not have implemented such GloBE Rules, no entity, permanent establishment or vehicle of the LATAM Group will have a financial impact due to the GloBE Rules in fiscal year 2024. The LATAM Group constantly evaluates these potential impacts, including the recent Law 15.079/2024 published in Brazil during the month of December, which makes definitive Provisional Measure No. 1.262/2024 published on October 3, 2024 by the Federal Government. This law introduces the Pillar Two rules in the country without relevant changes with respect to the initial provisional measure, incorporating certain aspects of the GloBE rules into Brazilian tax legislation. The new rules in Brazil will come into effect in fiscal year 2025. At the closing of these financial statements, the group does not present expenses (income) for current taxes related to the income tax of Pillar Two.

LATAM Airlines Group S.A. and its Subsidiaries have adopted the exception of paragraph 4A of IAS 12, incorporated in the amendment published on May 23, 2023, relating to the recognition and disclosure of deferred tax assets and liabilities related to Pillar Two income taxes.
2.17.    Employee benefits
(a)    Personnel vacations

The Company recognizes the expense for personnel vacations on an accrual basis.

(b)    Share-based compensation

The compensation plans implemented based on the value of the shares of the Company are recognized in the consolidated financial statements in accordance with IFRS 2: Share-based payments, for cash settled awards the fair value, updated as of the closing date of each reporting period or exercise, is recorded as a liability with charge to remuneration.

(c)    Post-employment and other long-term benefits

Provisions are made for these obligations by applying the method of the projected unit credit method, and considering estimates of future permanence, mortality rates and future wage increases determined on the basis of actuarial calculations.
The discount rates are determined by reference to market interest-rate curves. Actuarial gains or losses are shown in other comprehensive income.

(d)    Incentives

The Company has an annual incentives plan for its personnel for compliance with objectives and individual contribution to the results. The incentives eventually granted consist of a given number or portion of monthly remuneration and the provision is made on the basis of the amount estimated for distribution.

(e)    Termination benefits
The group recognizes termination benefits at the earlier of the following dates: (a) when the group terminates the employee relationship; and (b) when the entity recognizes costs for a restructuring that is within the scope of IAS 37 and involves the payment of terminations benefits.
2.18.    Provisions
Provisions are recognized when:

(i) The Company has a present legal or constructive obligation as a result of a past event;

(ii) It is probable that payment is going to be required to settle an obligation; and

(iii) A reliable estimate of the obligation amount can be made.
2.19.    Revenue from contracts with customers
(a)     Transportation of passengers and cargo

The Company recognizes the sale for the transportation service as a deferred income liability, which is recognized as income when the transportation service has been provided or expired. In the case of air transport services sold by the Company and that will be made by other airlines, the liability is reduced when they are remitted to said airlines. The Company periodically reviews whether it is necessary to make an adjustment to deferred income liabilities, mainly related to returns, changes, among others.

Compensations granted to clients for changes in the levels of services or billing of additional services such as additional baggage, change of seat, among others, are considered modifications of the initial contract, therefore, they are deferred until the corresponding service is provided.

(b)     Expiration of air tickets

The Company estimates on a monthly basis the probability of expiration of air tickets, with refund clauses, based on their history of use. Air tickets without a refund clause expire on the date of the flight in case the passenger does not show up.

(c)     Costs associated with the contract

The costs related to the sale of air tickets are capitalized and deferred until the moment of providing the corresponding service. These assets are included under the heading "Other current non-financial assets" in the Consolidated Classified Statement of Financial Position.

(d)     Frequent passenger program

The Company maintains the following loyalty programs: LATAMPASS’s and LATAMPASS’s Brazil, whose objective is building customer loyalty through the delivery of miles or points.

These programs give their frequent passengers the possibility of earning LATAMPASS’s miles or points, which grant the right to a selection of both air and non-air awards. Additionally, the Company sells the LATAMPASS miles or points to financial and non-financial partners through commercial alliances to award miles or points to their customers.
To reflect the miles and points earned, the loyalty program mainly includes two types of transactions that are considered revenue arrangements with multiple performance obligations: (1) Passenger Ticket Sales Earning miles or points (2) miles or points sold to financial and non-financial partner (*).

(*) The current contract with the financial partner in Chile will end on December 31, 2025, and the Company is evaluating alternatives that, in the best interest of the company, contribute to further improve the LATAMPASS Program and its partners.

(1)    Passenger Ticket Sales Earning Miles or Points.

In this case, the miles or points are awarded to customers at the time that the company performs the flight.

To value the miles or points earned with travel, we consider the quantitative value a passenger receives by redeeming miles for a ticket rather than paying cash, which is referred to as Equivalent Ticket Value ("ETV"). Our estimate of ETV is adjusted for miles and points that are not likely to be redeemed ("breakage").

The balance of miles and points that are pending to redeem are included within deferred revenue.

(2)    Miles sold to financial and non-financial partners

To value the miles or points earned through financial and non-financial partners, the performance obligations with the client are estimated separately. To calculate these performance obligations, different components that add value in the commercial contract must be considered, such as marketing, advertising and other benefits, and finally the value of the points awarded to customers based on our ETV. The value of each of these components is finally allocated in proportion to their relative prices. The performance obligations associated with the valuation of the points or miles earned become part of the Deferred Revenue, and the remaining performance obligations are recorded as revenue when the miles or points are delivered to the client.

When the miles and points are exchanged for products and services other than the services provided by the Company, the income is recognized immediately; when the exchange is made for air tickets of any airline of LATAM Airlines Group S.A. and Subsidiaries, the income is deferred until the air transport service is provided.

The miles and points that the Company estimates will not be exchanged are recognized in the results based on the consumption pattern of the miles or points effectively exchanged by customers. The Company uses statistical models to estimate the probability of exchange, which is based on historical patterns and projections.
2.20.    Leases

The Company recognizes contracts that meet the definition of a lease as a right of use asset and a lease liability on the date when the underlying asset is available for use.

Right of use assets are measured at cost including the following:

-The amount of the initial measurement of the lease liability;
-Lease payment made at or before commencement date;
-Initial direct costs, and
-Restoration costs.

The right of use assets are recognized in the statement of financial position in Property, plant and equipment.

Lease liabilities include the net present value of the following payments:

-Fixed payments including in substance fixed payment.
-Variable lease payments that depend on an index or a rate;
-The exercise price of a purchase option, if it is reasonably certain that the option will be exercised.
The discount rate that LATAM Airlines Group S.A. uses is the interest rate implicit in the lease, if that rate can be readily determined. This is the rate of interest that causes the present value of (a) lease payments and (b) the unguaranteed residual value to equal the sum of (i) the fair value of the underlying asset and (ii) any initial direct costs of the lessor.

LATAM Airlines Group S.A. uses its incremental borrowing rate if the interest rate implicit in the lease cannot be readily determined.

Lease liabilities are recognized in the statement of financial position under “Other financial liabilities, current or non-current”.

Interest accrued on financial liabilities is recognized in the consolidated statement of income in "Financial costs".

Principal and interest are present in the consolidated cash flow as "Payments of lease liability" and "Interest paid", respectively, within financing cash flows.

Payments associated with short-term leases without purchase options and leases of low-value assets are recognized on a straight-line basis in profit or loss at the time of accrual. Those payments are presented within operating cash flows.

The Company analyzes the financing agreements of aircraft, mainly considering characteristics such as:

(a)     That the Company initially acquired the aircraft or took an important part in the process of direct acquisition with the manufacturers.
(b)     Due to the contractual conditions, it is virtually certain that the Company will execute the purchase option of the aircraft at the end of the lease term.

Since these financing agreements are “substantially purchases” and not leases, the related liability is considered as a financial debt classified under IFRS 9 and continues to be presented within the “Other financial liabilities” described in Note 18. On the other hand, the aircraft are presented in Property, Plant and Equipment, as described in Note 16, as “own aircraft”.

The Group qualifies as sale and lease transactions, operations that lead to a sale according to IFRS 15. More specifically, a sale is considered as such if there is no option to purchase the goods at the end of the lease term.

If the sale by the seller-lessee is classified as a sale in accordance with IFRS 15, the underlying asset is derecognized, and a right-of-use asset equal to the portion retained proportionally of the amount of the asset is recognized.

If the sale by the seller-lessee is not classified as a sale in accordance with IFRS 15, the transferred assets are kept in the financial statements and a financial liability equal to the sale price is recognized (received from the buyer-lessor).
2.21.    Non-current assets or disposal groups classified as held for sale
Non-current assets (or disposal groups) classified as assets held for sale are shown at the lesser of their book value and the fair value less costs to sell.
2.22.    Maintenance

The costs incurred for scheduled heavy maintenance of the aircraft’s fuselage and engines are capitalized and depreciated until the next maintenance. The depreciation rate is determined on technical grounds, according to the use of the aircraft expressed in terms of cycles and flight hours.

In case of aircraft include in property, plant and equipment, these maintenance cost are capitalized as Property, plant and equipment, while in the case of aircraft on right of use, a liability is accrued based on the use of the main components is recognized, since a contractual obligation with the lessor to return the aircraft on agreed terms of maintenance levels exists. These are recognized as Cost of sales.
Additionally, some contracts that comply with the definition of lease establish the obligation of the lessee to make deposits to the lessor as a guarantee of compliance with maintenance and return conditions. These deposits, often called maintenance reserves, accumulate until a major maintenance is performed; and once done, recovery is requested to the lessor. At the end of the contract period, there is comparison between the reserves that have been paid and required return conditions, and compensation between the parties are made if applicable.

The unscheduled maintenance of aircraft and engines, as well as minor maintenance, are charged to results as incurred.
2.23.    Environmental costs
Disbursements related to environmental protection are charged to results when incurred or accrue.